NOTES PAYABLE	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

In December and September 2010, the Company issued unsecured, non-interest bearing, due on demand notes for $8,000 and $16,000, respectively. During the quarter ended December 31, 2010 the Company repaid $22,000. As of June 30, 2011, the outstanding principal balance of the notes was $2,000.

On December 5, 2010 the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in a newly formed entity if the Company completed the merger by March 10, 2011. If the Company completed the merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company did not complete the merger, the holder is not entitled to any shares of common stock. The Company completed the Merger on March 16, 2011 and issued 150,000 shares of common stock valued at a recent cash offering price of $18,750 ($.125 per share) as additional consideration. The Company repaid the note on March 23, 2011. Accrued interest at June 30, 2011 was $419.

On January 21, 2011, the Company borrowed $15,000 pursuant to a convertible note payable. The note bears interest at a rate of 10% per annum and is payable July 20, 2011. If the Company completes the merger prior to July 20, 2011 the note and accrued interest automatically converts into 144,000 shares of common stock in the newly formed entity. If the Company has not completed the merger by July 20, 2011 the note and accrued interest is due the holder .On March 16, 2011 the Company completed the merger and issued 144,000 shares of common stock value at a recent cash offering price of $18,000 ($.125 per share) for principal of $15,000. On March 16, 2011, when the loan became convertible and was repaid, the Company recorded a beneficial conversion expense of $3,000 in interest expense and paid accrued interest of $99.

On February 3, 2011, the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in the newly formed entity if the Company completed the merger by March 10, 2011. If the Company completed the merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. The Company completed the Merger on March 16, 2011 and issued 100,000 shares of common stock valued at a recent cash offering price of $12,500 ($.125 per share) as additional consideration. The Company repaid the note on March 23, 2011. Accrued interest at June 30, 2011 was $58.

NOTE 5 NOTES PAYABLE

On December 5, 2010 the Company borrowed $15,000 pursuant to a note payable. The note bears interest at a rate of 10% per annum and is payable upon demand by the holder after March 10, 2011. As additional consideration the holder is entitled to receive 100,000 shares of common stock in a newly formed entity if the Company completes a merger by March 10, 2011. If the Company completes a merger after March 10, 2011 the holder is entitled to 150,000 shares of common stock in the newly formed entity. If the Company does not complete a merger the holder is not entitled to any shares of common stock. As of December 31, 2010 the Company has not recorded any value for this contingency.